Offerings	Mar. 25, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), of Fenbo Holdings Limited (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(i) One Class A Ordinary Share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), of Fenbo Holdings Limited (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. (3) No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	(ii) One Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), of Fenbo Holdings Limited (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. (3) No separate fee is required pursuant to Rule 457(i) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon exercise of the Warrants
Maximum Aggregate Offering Price	$ 24,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,314.40
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Class A ordinary shares, par value $0.0001 per share (the "Class A Ordinary Shares"), of Fenbo Holdings Limited (the "Registrant") registered hereby also include an indeterminate number of additional Class A Ordinary Shares as may from time to time become issuable by reason of share splits, share dividends, recapitalizations or other similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 under the Securities Act. (4) There will be issued two Class A Ordinary Shares for every one Warrant offered. As estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum offering price of the Class A Ordinary Shares issuable upon exercise of the Warrants included in the Units that are proposed to be sold in the offering is $24,000,000, as each Unit will include a Warrant to purchase two Class A Ordinary Shares at an exercise price equal to $0.702 per Class A Ordinary Shares (which is 120% of the public offering price per Unit).